DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

February 3, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Short-Term Municipal Bond Fund (the “Fund”), a series of Deutsche DWS Municipal Trust (the “Trust”) (Reg. Nos. 002-57139; 811-02671)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on January 28, 2026.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall

Director & Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.